Mileage program	12 Months Ended
Dec. 31, 2022
Mileage Program
Mileage program

21.	Mileage program

	2022	2021
Mileage program	2,533,410	2,097,432
Breakage	(664,106)	(480,301)
Total	1,869,304	1,617,131

Current	1,576,849	1,298,782
Non-current	292,455	318,349

Breakage consists of the estimate of miles with a high potential to expire without being used. IFRS 15 – “Revenue from Contract with Customers” provides for the recognition of revenue by the estimate (breakage) over the contractual period, therefore, before the miles are redeemed, given that this is not expected before expiration.